Note 5 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,386	$ 2,513	$ 2,289
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,290
Variance from reported ECL	$ (1,096)
Variance from reported ECL (%)	(46.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,670
Variance from reported ECL	$ (716)
Variance from reported ECL (%)	(30.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,638
Variance from reported ECL	$ 252
Variance from reported ECL (%)	11.00%